Investments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Major categories of net investment income
Total investment income	$ 187,748	$ 190,218	$ 205,240
Investment expenses	(7,014)	(7,258)	(6,512)
Net investment income	180,734	182,960	198,728
Investment non-income producing	0	0	0
Fixed maturity securities
Major categories of net investment income
Total investment income	136,005	143,493	152,637
Equity securities
Major categories of net investment income
Total investment income	6,932	5,984	5,676
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	33,403	36,336	39,767
Policy loans
Major categories of net investment income
Total investment income	778	802	789
Short-term investments
Major categories of net investment income
Total investment income	9	22	57
Other investment
Major categories of net investment income
Total investment income	10,617	3,580	6,314
Cash and cash equivalents
Major categories of net investment income
Total investment income	$ 4	$ 1	$ 0